Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
RETIREMENT PLANS

NOTE 8 – RETIREMENT PLANS

The Corporation provides a 401(k) savings plan (the “Plan”) for all eligible employees. To be eligible, an individual must complete six months of employment and be 20 or more years of age. Under provisions of the Plan, a participant can contribute a certain percentage of their compensation to the Plan up to the maximum allowed by the IRS. The Corporation also matches a certain percentage of those contributions up to a maximum match of up to 3% of the participant’s compensation. The Corporation may also provide additional discretionary contributions. Employee voluntary contributions are vested immediately and Corporation contributions are fully vested after three years. The 2011 and 2010 expenses related to the Plan were $138 and $151, respectively.

The Corporation maintains a deferred compensation plan for the benefit of certain officers. The plan is designed to provide post-retirement benefits to supplement other sources of retirement income such as social security and 401(k) benefits. The amount of each officer’s benefit will generally depend on their salary, and their length of employment. The Corporation accrues the cost of this deferred compensation plan during the working careers of the officers. Expense under this plan totaled $230 and $98 in 2011 and 2010, respectively. The total accrued liability under this plan was $719 and $593 at December 31, 2011 and 2010, respectively. In addition to recognizing expense associated with the plan, the Corporation also funds the plan via cash payments into separate accounts managed by the Corporation’s trust department. At December 31, 2011, $558 of the outstanding liability has been funded through this process.

The Corporation has purchased insurance contracts on the lives of the participants in the supplemental post-retirement benefit plan and has named the Corporation as the beneficiary. While no direct connection exists between the deferred compensation plan and the life insurance contracts, it is management’s current intent that the earnings on the insurance contracts be used as a funding source for benefits payable under the plan.